Shareholder Report	12 Months Ended	34 Months Ended	35 Months Ended	41 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended
	Jun. 30, 2026 USD ($) holding	Jun. 30, 2026 USD ($) holding	Jun. 30, 2026 USD ($) holding	Jun. 30, 2026 USD ($) holding	Jun. 30, 2026 USD ($) holding	Jun. 30, 2026 USD ($) holding	Jun. 30, 2026 USD ($) holding	Jun. 30, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
C000238758 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Dividend Growth ETF
Class Name	Strive 1000 Dividend Growth ETF
Trading Symbol	STXD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive 1000 Dividend Growth ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxd. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxd. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxd
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large- and mid-cap stocks with a history of consistently growing dividends rose strongly during the Period, though they trailed the broader growth universe, which was led by higher-growth companies favored by investors during the Period. Technology stocks were the largest contributors to the Fund’s return during the Period. The Technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. The Industrial sector was the second largest contributor to the Fund’s return during the Period, driven by infrastructure spending, reshoring efforts, and rapid increase in demand for aerospace and defense as a result of geopolitical tensions. Both the Consumer Staples and Consumer Discretionary sectors detracted slightly from the Fund total return over the Period as persistent inflation and input-cost pressures weighed on margins.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (11/9/2022)
Strive 1000 Dividend Growth ETF - NAV	15.90%	15.60%
Bloomberg U.S. 1000 Dividend Growth Index	16.33%	16.03%
Bloomberg U.S. 1000 Index	22.43%	22.62%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/stxd for more recent performance information.

Performance Inception Date					Nov. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 67,194,812	$ 67,194,812	$ 67,194,812	$ 67,194,812	$ 67,194,812	$ 67,194,812	$ 67,194,812	$ 67,194,812
Holdings Count | holding	179	179	179	179	179	179	179	179
Advisory Fees Paid, Amount	$ 201,700
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$67,194,812	Portfolio Turnover Rate*	27%
# of Portfolio Holdings	179	Fund Advisory Fees Paid	$201,700
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.8%
Financials	22.9%
Industrials	16.1%
Health Care	12.7%
Consumer Discretionary	7.7%
Consumer Staples	3.5%
Materials	2.9%
Real Estate	2.9%
Utilities	2.1%
Energy	0.2%
Communication Services	0.1%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Eli Lilly & Co.	5.9%
Broadcom, Inc.	5.2%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.4%
Visa, Inc. - Class A	3.8%
Applied Materials, Inc.	3.8%
Lam Research Corp.	3.6%
Mastercard, Inc. - Class A	2.8%
Costco Wholesale Corp.	2.7%
KLA Corp.	2.6%

C000238755 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Growth ETF
Class Name	Strive 1000 Growth ETF
Trading Symbol	STXG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxg. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxg. You can also request information by calling (215) 330-4476.

Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Website	https://www.strivefunds.com/stxg
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large-cap and mid-cap growth stocks rose strongly during the Period. Technology stocks were the largest contributors to the Fund’s return during the Period. The Technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. However, there was renewed volatility in the market, especially the Technology and Energy sectors, later in the Period amid rising geopolitical tensions in the Middle East. Despite this volatility, the Fund’s return was strongly positive over the Period.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (11/9/2022)
Strive 1000 Growth ETF - NAV	20.80%	25.76%
Bloomberg U.S. 1000 Growth Index	21.04%	26.01%
Bloomberg U.S. 1000 Index	22.43%	22.62%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/stxg for more recent performance information.

Performance Inception Date					Nov. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 149,139,052	$ 149,139,052	$ 149,139,052	$ 149,139,052	$ 149,139,052	$ 149,139,052	$ 149,139,052	$ 149,139,052
Holdings Count | holding	706	706	706	706	706	706	706	706
Advisory Fees Paid, Amount	$ 254,242
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$149,139,052	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	706	Fund Advisory Fees Paid	$254,242
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	44.8%
Communication Services	11.3%
Consumer Discretionary	11.2%
Industrials	10.7%
Financials	7.8%
Health Care	6.5%
Consumer Staples	3.3%
Real Estate	1.7%
Materials	1.5%
Utilities	0.7%
Energy	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	9.1%
Apple, Inc.	8.1%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.5%
Alphabet, Inc. - Class A	4.0%
Broadcom, Inc.	3.4%
Alphabet, Inc. - Class C	3.2%
Tesla, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Micron Technology, Inc.	2.0%

C000238756 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Value ETF
Class Name	Strive 1000 Value ETF
Trading Symbol	STXV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxv. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxv. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Value tilted U.S. large- and mid-cap stocks rose strongly during the Period. Technology stocks were the largest contributors to the Fund’s return during the Period. Even value-tilted companies in the Technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. The Communications sector was the only sector to detract from the Fund’s total return over the Period as weakness in telecommunications and cable providers came from intense competition from fiber and fixed-wireless broadband, continued subscriber losses, and elevated network investment which raised concerns around growth prospects for the sector.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (11/9/2022)
Strive 1000 Value ETF - NAV	25.88%	15.51%
Bloomberg U.S. 1000 Value Index	26.20%	15.75%
Bloomberg U.S. 1000 Index	22.43%	22.62%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/stxv for more recent performance information.

Performance Inception Date					Nov. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 80,003,382	$ 80,003,382	$ 80,003,382	$ 80,003,382	$ 80,003,382	$ 80,003,382	$ 80,003,382	$ 80,003,382
Holdings Count | holding	709	709	709	709	709	709	709	709
Advisory Fees Paid, Amount	$ 128,318
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$80,003,382	Portfolio Turnover Rate*	23%
# of Portfolio Holdings	709	Fund Advisory Fees Paid	$128,318
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	22.5%
Health Care	17.2%
Information Technology	11.6%
Energy	10.3%
Industrials	8.2%
Consumer Staples	7.7%
Utilities	6.4%
Consumer Discretionary	5.1%
Communication Services	4.2%
Materials	3.5%
Real Estate	3.2%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Exxon Mobil Corp.	3.0%
Intel Corp.	2.3%
Bank of America Corp.	2.1%
UnitedHealth Group, Inc.	2.1%
Johnson & Johnson	1.7%
Chevron Corp.	1.7%
Micron Technology, Inc.	1.6%
AbbVie, Inc.	1.5%
Goldman Sachs Group, Inc.	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%

C000237295 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 500 ETF
Class Name	Strive 500 ETF
Trading Symbol	STXF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive 500 ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxf. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxf. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxf
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large-cap stocks rose strongly during the Period. Technology stocks were the largest contributors to the Fund’s return during the Period. The Technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. The Industrial sector was the second largest contributor to the Fund’s return during the Period, driven by infrastructure spending, reshoring efforts, and rapid increase in demand for aerospace and defense as a result of geopolitical tensions. All major sectors contributed positively to total return over the Period. While two subindustries of the Information Technology sector (Telecommunications, Software & Technology Services), and two subindustries of the Financials sector (Financial Services, and Insurance) detracted slightly from total return over the Period.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (9/14/2022)
Strive 500 ETF - NAV	22.07%	20.28%
Bloomberg 500 Index/Solactive GBS United States 500 Index	22.09%	20.34%
Bloomberg 500 Index	22.09%	20.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 26, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Large Cap Index. Prior to January 26, 2024, the Fund’s investment strategy was to track the investment results of the Solactive GBS United States 500 Index. Performance shown for the Bloomberg 500 Index/Solactive GBS United States 500 Index for the period prior to January 26, 2024 is that of the Solactive GBS United States 500 Index and for the period beginning January 26, 2024 is that of the Bloomberg US Large Cap Index.

Visit https://www.strivefunds.com/stxf for more recent performance information.

Performance Inception Date							Sep. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,118,302,547	$ 1,118,302,547	$ 1,118,302,547	$ 1,118,302,547	$ 1,118,302,547	$ 1,118,302,547	$ 1,118,302,547	$ 1,118,302,547
Holdings Count | holding	509	509	509	509	509	509	509	509
Advisory Fees Paid, Amount	$ 552,495
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,118,302,547	Advisory Fees	$555,612
# of Portfolio Holdings	509	Fees Waived and/or Expenses Reimbursed	$(3,117)
Portfolio Turnover Rate*	3%	Net Fund Advisory Fees	$552,495
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	37.9%
Financials	11.4%
Communication Services	10.0%
Consumer Discretionary	9.6%
Health Care	9.0%
Industrials	9.0%
Consumer Staples	4.4%
Energy	3.0%
Utilities	2.1%
Materials	1.8%
Real Estate	1.7%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.3%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Tesla, Inc.	2.2%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%

C000237654 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Emerging Markets Ex-China ETF
Class Name	Strive Emerging Markets Ex-China ETF
Trading Symbol	STXE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive Emerging Markets Ex-China ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxe. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxe. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxe
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$43	0.32%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Stocks in the emerging market countries, excluding China, increased strongly during the Period, led by equity returns in South Korea and Taiwan. Both South Korea and Taiwan equities were driven primarily by the Technology sector. The Technology sector in these countries benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Both South Korea and Taiwan equity markets consist of large cap companies that are integral parts of the global technology, semiconductor and AI computation supply chain. As a result of the Fund’s sampling methodology for tracking its index, the Fund tends to consist of, on average, larger capitalization companies. This bias contributed positively to the outperformance relative to its benchmark over the Period. The countries of India, Indonesia, and Kuwait were the only three countries to detract from total return for the Period. India declined as moderating earnings growth drove significant foreign investor outflows, while capital rotated toward Asian markets with greater exposure to the AI and semiconductor supply chain.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (1/30/2023)
Strive Emerging Markets Ex-China ETF - NAV	70.83%	26.36%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index (Net Total Return)	59.56%	24.96%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://www.strivefunds.com/stxe for more recent performance information.

Performance Inception Date				Jan. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 150,022,868	$ 150,022,868	$ 150,022,868	$ 150,022,868	$ 150,022,868	$ 150,022,868	$ 150,022,868	$ 150,022,868
Holdings Count | holding	196	196	196	196	196	196	196	196
Advisory Fees Paid, Amount	$ 370,926
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$150,022,868	Portfolio Turnover Rate*	18%
# of Portfolio Holdings	196	Fund Advisory Fees Paid	$370,926
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	56.0%
Financials	19.9%
Materials	5.8%
Industrials	5.0%
Consumer Discretionary	3.3%
Energy	3.0%
Communication Services	2.7%
Utilities	1.5%
Consumer Staples	1.4%
Health Care	0.9%
Real Estate	0.4%
Cash and Cash Equivalents	0.1%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
South Korea	33.2%
Taiwan	32.4%
India	12.5%
Brazil	4.1%
Saudi Arabia	3.9%
South Africa	3.0%
Mexico	2.7%
Thailand	1.4%
United Arab Emirates	1.1%
United States	1.2%

C000242671 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Enhanced Income Short Maturity ETF
Class Name	Strive Enhanced Income Short Maturity ETF
Trading Symbol	BUXX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive Enhanced Income Short Maturity ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/buxx. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/buxx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/buxx
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to provide enhanced income through exposure to short-term investment grade assets, including structured credit and investment grade corporate securities. The Fund maintained a broad allocation across key securitized and corporate credit sectors, with each segment contributing positively to overall performance. The Fund’s return was positively impacted by declining short-term interest rates over the Period as well.

The Fund’s allocations to investment-grade corporate bonds, asset-backed securities (ABS), and agency commercial mortgage-backed securities were the most significant drivers of positive performance, while exposure to collateralized loan obligations (CLOs), non-agency residential mortgage-backed securities, and Treasuries were smaller positive contributions to overall performance.
Investment-grade corporate bonds were the most significant contributor to positive performance. The Fund found value in short-duration, investment-grade issuers offering higher short-term yields, strong balance sheets, and ample liquidity. The Fund’s allocations to Treasuries led to less relative outperformance versus other fixed income sectors like securitized credit that had higher total returns during the Period.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (8/9/2023)
Strive Enhanced Income Short Maturity ETF - NAV	4.14%	5.49%
Bloomberg U.S. Treasury Bill Index	3.95%	4.70%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.48%
The Bloomberg U.S. Treasury Bill Index is provided as a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/buxx for more recent performance information.

Performance Inception Date			Aug. 09, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 490,220,614	$ 490,220,614	$ 490,220,614	$ 490,220,614	$ 490,220,614	$ 490,220,614	$ 490,220,614	$ 490,220,614
Holdings Count | holding	324	324	324	324	324	324	324	324
Advisory Fees Paid, Amount	$ 931,073
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$490,220,614	Portfolio Turnover Rate*	76%
# of Portfolio Holdings	324	Fund Advisory Fees Paid	$931,073
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Asset-Backed Securities	30.9%
Corporate Bonds	24.6%
Collateralized Mortgage Obligations	15.7%
Collateralized Loan Obligations	13.2%
Mortgage-Backed Securities	5.5%
U.S. Treasury Bills	4.9%
Cash and Cash Equivalents	5.2%

C000240405 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Natural Resources and Security ETF
Class Name	Strive Natural Resources and Security ETF
Trading Symbol	FTWO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive Natural Resources and Security ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/ftwo. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/ftwo. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/ftwo
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
North American stocks in the Natural Resources and Security industries saw positive returns over the Period. Industries seen as traditional inflation hedges and beneficiaries of deglobalization generated strong positive returns during the year. The strongest positive contributor for the Period was the Gold and Precious Metals sector as demand for inflation hedges and rare earth metals remained robust throughout the year. Additionally, rising geopolitical tensions in the Middle East led to increased spending which benefited companies in the Aerospace and Defense sector. The Fuel segment of the portfolio contributed positively as a result of oil prices experiencing strong gains due to escalating global conflict as well as major supply chain disruptions in the Strait of Hormuz. The Nuclear and Agriculture segments of the portfolio contributed positively as well. A handful of names detracted slightly from total return for various idiosyncratic reasons. A single company in the Nuclear segment detracted as the market reassessed its elevated valuation following a strong AI and nuclear driven rally.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (8/30/2023)
Strive Natural Resources and Security ETF - NAV	22.60%	22.53%
Bloomberg Natural Resources and Security Index	23.36%	23.23%
Bloomberg U.S. 1000 Index	22.43%	21.14%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.strivefunds.com/ftwo for more recent performance information.

Performance Inception Date		Aug. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 73,145,367	$ 73,145,367	$ 73,145,367	$ 73,145,367	$ 73,145,367	$ 73,145,367	$ 73,145,367	$ 73,145,367
Holdings Count | holding	52	52	52	52	52	52	52	52
Advisory Fees Paid, Amount	$ 299,498
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$73,145,367	Portfolio Turnover Rate*	23%
# of Portfolio Holdings	52	Fund Advisory Fees Paid	$299,498
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	37.0%
Materials	26.4%
Energy	24.2%
Utilities	10.5%
Consumer Staples	1.1%
Information Technology	0.4%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Deere & Co.	11.2%
Constellation Energy Corp.	8.0%
Exxon Mobil Corp.	6.6%
General Electric Co.	6.1%
Cameco Corp.	4.6%
RTX Corp.	4.0%
Corteva, Inc.	4.0%
Newmont Corp.	3.6%
Chevron Corp.	3.5%
Freeport-McMoRan, Inc.	3.3%

C000238757 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Small-Cap ETF
Class Name	Strive Small-Cap ETF
Trading Symbol	STXK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxk. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxk. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxk
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. Small Cap stocks rose modestly during the Period. The Industrial sector was the largest contributor to the Fund’s return during the Period, driven by infrastructure spending, reshoring efforts, and rapid increase in demand for aerospace and defense as a result of geopolitical tensions. The Health Care and Technology sectors also contributed positively to the Fund’s total return over the Period, as advances in artificial intelligence (“AI”) help smaller companies become more efficient. Only the Consumer Staples sector detracted slightly from the Fund’s total return over the Period as persistent inflation and input-cost pressures weighed on margins.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (11/9/2022)
Strive Small-Cap ETF - NAV	29.36%	15.29%
Bloomberg U.S. 600 Index/Bloomberg U.S. 2000 Index	29.86%	15.55%
Bloomberg U.S. 1000 Index	22.43%	22.62%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 25, 2023, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies, and the Fund’s investment strategy changed to track the investment results of the Bloomberg 600 Index. Prior to January 25, 2023, the Fund’s investment objective was to track the total return performance, before fees and expenses, of an index composed of U.S. small- and mid-capitalization companies, and the Fund’s investment strategy was to track the investment results of the Bloomberg U.S. 2000 Index. Performance shown for the Bloomberg U.S. 600 Index/Bloomberg U.S. 2000 Index for periods prior to January 25, 2023 is that of the Bloomberg U.S. 2000 Index and for periods beginning January 25, 2023 is that of the Bloomberg U.S. 600 Index.

Visit https://www.strivefunds.com/stxk for more recent performance information.

Performance Inception Date					Nov. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 84,132,034	$ 84,132,034	$ 84,132,034	$ 84,132,034	$ 84,132,034	$ 84,132,034	$ 84,132,034	$ 84,132,034
Holdings Count | holding	601	601	601	601	601	601	601	601
Advisory Fees Paid, Amount	$ 125,763
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$84,132,034	Portfolio Turnover Rate*	45%
# of Portfolio Holdings	601	Fund Advisory Fees Paid	$125,763
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	16.9%
Industrials	16.2%
Information Technology	15.9%
Health Care	13.5%
Consumer Discretionary	13.4%
Real Estate	6.5%
Energy	5.6%
Materials	4.6%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	2.1%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
FormFactor, Inc.	0.5%
DigitalOcean Holdings, Inc.	0.5%
Cognex Corp.	0.5%
Viasat, Inc.	0.5%
Applied Optoelectronics, Inc.	0.5%
Arrow Electronics, Inc.	0.5%
Viavi Solutions, Inc.	0.5%
Argan, Inc.	0.5%
Terawulf, Inc.	0.4%
Timken Co.	0.4%

C000242670 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Total Return Bond ETF
Class Name	Strive Total Return Bond ETF
Trading Symbol	STXT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive Total Return Bond ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxt. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxt. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxt
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund provides actively managed core fixed income exposure with a tactical allocation to structured credit and high-yield corporate bonds. The Fund maintained a broad allocation across key securitized and corporate credit sectors, with most segments contributing positively to overall performance.

The Fund’s allocation to agency residential mortgage-backed securities (RMBS), asset-backed securities, non-agency RMBS, and CLOs was the most significant driver of positive performance. Agency RMBS was the most significant positive contributor to performance where spreads tightened while offering meaningful exposure to high-quality, liquid fixed-income assets.
The Fund’s tactical allocation to Bitcoin structured products was the largest detractor to performance given a decline in Bitcoin prices over the year.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (8/9/2023)
Strive Total Return Bond ETF - NAV	1.38%	4.11%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.48%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/stxt for more recent performance information.

Performance Inception Date			Aug. 09, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 119,253,211	$ 119,253,211	$ 119,253,211	$ 119,253,211	$ 119,253,211	$ 119,253,211	$ 119,253,211	$ 119,253,211
Holdings Count | holding	209	209	209	209	209	209	209	209
Advisory Fees Paid, Amount	$ 606,430
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$119,253,211	Portfolio Turnover Rate*	72%
# of Portfolio Holdings	209	Fund Advisory Fees Paid	$606,430
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Mortgage-Backed Securities	36.9%
Asset-Backed Securities	13.6%
Collateralized Mortgage Obligations	11.9%
U.S. Treasury Securities	11.0%
Corporate Bonds	8.3%
Collateralized Loan Obligations	5.6%
Preferred Stocks	3.7%
Convertible Preferred Stocks	3.7%
Convertible Bonds	1.4%
U.S. Treasury Bills	2.1%
Cash and Cash Equivalents	1.8%

C000237296 [Member]
Shareholder Report [Line Items]
Fund Name	Strive U.S. Energy ETF
Class Name	Strive U.S. Energy ETF
Trading Symbol	DRLL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Strive U.S. Energy ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/drll. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/drll. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/drll
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$47	0.41%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large- and mid-cap energy stocks grew rapidly in the second half of the Period as oil prices experienced strong gains due to the escalating Middle East conflict as well as major supply chain disruptions in the Strait of Hormuz. Within the Energy sector, the Integrated Oils subindustry was the strongest performer over the Period followed by Refining and Marketing and finally Exploration and Production. Through the end of the Period the Energy sector experienced elevated volatility surrounding rapidly evolving geopolitical tensions. Despite this volatility, the Fund’s return was strongly positive over the Period.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (8/8/2022)
Strive U.S. Energy ETF - NAV	26.83%	10.82%
Bloomberg U.S. Energy Select Index/ Solactive United States Energy Regulated Capped Index	27.27%	11.22%
Bloomberg U.S. 1000 Index	22.43%	17.89%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective April 11, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg U.S. Energy Select Index. Prior to April 11, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Energy Regulated Capped Index. Performance shown for the Bloomberg U.S. Energy Select Index/Solactive United States Energy Regulated Capped Index for periods prior to April 11, 2024 is that of the Solactive United States Energy Regulated Capped Index and for periods beginning April 11, 2024 is that of the Bloomberg U.S. Energy Select Index.

Visit https://www.strivefunds.com/drll for more recent performance information.

Performance Inception Date								Aug. 08, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 260,193,826	$ 260,193,826	$ 260,193,826	$ 260,193,826	$ 260,193,826	$ 260,193,826	$ 260,193,826	$ 260,193,826
Holdings Count | holding	34	34	34	34	34	34	34	34
Advisory Fees Paid, Amount	$ 1,100,364
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$260,193,826	Portfolio Turnover Rate*	16%
# of Portfolio Holdings	34	Fund Advisory Fees Paid	$1,100,364
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INDUSTRY WEIGHTING (as a % of Net Assets)
Integrated Oil & Gas	47.3%
Oil & Gas Exploration & Production	35.2%
Oil & Gas Refining & Marketing	16.2%
Consumer Discretionary	0.9%
Real Estate Operating Companies	0.1%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Exxon Mobil Corp.	22.0%
Chevron Corp.	21.8%
Valero Energy Corp.	5.2%
Marathon Petroleum Corp.	4.8%
Phillips 66	4.7%
EOG Resources, Inc.	4.6%
Devon Energy Corp.	4.3%
ConocoPhillips	4.3%
Occidental Petroleum Corp.	3.5%
Diamondback Energy, Inc.	3.4%

C000237297 [Member]
Shareholder Report [Line Items]
Fund Name	Strive U.S. Semiconductor ETF
Class Name	Strive U.S. Semiconductor ETF
Trading Symbol	SHOC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Strive U.S. Semiconductor ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/shoc. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/shoc. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/shoc
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$66	0.40%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The U.S.-listed Semiconductor industry saw strong positive returns over the Period. The strong returns in this industry were driven by increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Within the industry, companies that develop the most advanced chip designs benefited from robust capital investment in manufacturing capability. Other parts of the semiconductor supply chain, including materials and equipment companies, also contributed positively over the Period. Only one individual holding detracted from performance over the Period, as U.S. export restrictions pressured its China business and reduced demand from a major customer.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM FOR THE PERIOD?

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (10/5/2022)
Strive U.S. Semiconductor ETF - NAV	130.30%	53.47%
Bloomberg U.S. Listed Semiconductors Select Index / Solactive United States Semiconductors 30 Capped Index	132.07%	54.31%
Bloomberg U.S. 1000 Index	22.43%	21.56%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective March 21, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg U.S. Listed Semiconductors Select Index. Prior to March 21, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Semiconductors 30 Capped Index. Performance shown for the Bloomberg U.S. Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index for periods prior to March 21, 2024 is that of the Solactive United States Semiconductors 30 Capped Index and for periods beginning March 21, 2024 is that of the Bloomberg U..S Listed Semiconductors Select Index.

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Performance Inception Date						Oct. 05, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 278,143,591	$ 278,143,591	$ 278,143,591	$ 278,143,591	$ 278,143,591	$ 278,143,591	$ 278,143,591	$ 278,143,591
Holdings Count | holding	31	31	31	31	31	31	31	31
Advisory Fees Paid, Amount	$ 624,394
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$278,143,591	Portfolio Turnover Rate*	22%
# of Portfolio Holdings	31	Advisory Fees Paid	$624,394
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INDUSTRY WEIGHTING (as a % of Net Assets)
Semiconductors	69.3%
Semiconductor Materials & Equipment	24.0%
Application Software	2.9%
Electronic Manufacturing Services	0.9%
Electronic Equipment & Instruments	0.9%
Cash & Cash Equivalents	2.0%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	17.3%
Micron Technology, Inc.	13.8%
Broadcom, Inc.	9.5%
Applied Materials, Inc.	6.5%
KLA Corp.	5.1%
Advanced Micro Devices, Inc.	5.0%
ASML Holding NV	4.9%
Lam Research Corp.	4.9%
Intel Corp.	4.5%
Marvell Technology, Inc.	4.1%